WARRANTS	3 Months Ended
Mar. 31, 2014
Disclosure of Warrant [Abstract]
Warrant Disclosure [Text Block]
NOTE 7 - WARRANTS

Pursuant to the Merger Agreement, the Company assumed all of Ucansi's warrants that were issued and outstanding immediately prior to the Merger and issued to the holders of such securities in exchange therefor warrants to acquire approximately 7,523,504 shares of Common Stock.

The following is a summary of the warrants granted as of March 31, 2014:

	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2014	10,013,504	$1.00	4.04
Issued	-	-	-
Exercised	-	-	-
Outstanding at March 31, 2014	10,013,504	$1.00	3.79

The following is a summary of the warrants granted as of March 31, 2013:

	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2013	7,666,162	$0.91	9.82
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, March 31, 2013	7,666,162	$0.91	9.57